SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

22.                               SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer. As disclosed in Note 9, subsequent to the merger of equals with VanceInfo on November 9, 2012, the Group was still undergoing the integration process at year end. The resources and technology skills held by former Hisoft and VanceInfo were still operating separately as of December 31, 2012. Both former HiSoft and VanceInfo components constitute a business for which discrete financial information is available and CODM regularly reviews the operating results of the two components. Consequently, the Group has determined that former HiSoft and VanceInfo each represents one operating segment. However, under the aggregation criteria set forth in the US GAAP with respect to segment reporting, the two operating segments are aggregated into one reportable segment as they have similar economic characteristics and provide the same services.

The Group has internal reporting that does not distinguish between markets or segments.  The Group operates in Asia, North America, Europe, and all of the Group’s long-lived assets are located as follows:

	Years ended December 31,
	2010		2011		2012
	Net	Long-lived	Net	Long-lived	Net	Long-lived
	Revenues (1)	assets (2)	Revenues (1)	Assets (2)	Revenues (1)	Assets (2)

Greater China	$48,801	$21,991	$87,264	$37,405	$172,316	$197,559
Japan	39,033	2,076	47,671	1,996	60,137	2,743
United States	33,992	2,987	49,271	19,922	75,306	31,729
Europe	3,773	—	5,110	—	5,996	3,387
Asia South	20,980	7,140	29,673	8,549	45,276	23,984

Total	$146,579	$34,194	$218,989	$67,872	$359,031	$259,402

Note:

(1)                                 Net revenues are presented by operating location of the Group’s customer entities.

(2)                                 Long-lived assets are presented by the operating location of the subsidiaries of the Company.

The outsourced technology services provided by the Group include Infrastructure Technology Services (“ITS”), and Research and Development Services (“RDS”).  The net revenues consist of the following service lines:

	Years ended December 31,
	2010	2011	2012

ITS	$76,824	$126,105	$214,858
RDS	69,755	92,884	144,173

Total	$146,579	$218,989	$359,031